Retirement Plans (Schedule Of Valuation Of Company's Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Retirement Plans [Line Items]
Total carrying value of plan assets	$ 224.4	$ 224.6
Level 1 [Member]
Retirement Plans [Line Items]
Fair value of plan assets	206.4	196.7
Level 2 [Member]
Retirement Plans [Line Items]
Fair value of plan assets	18.0	27.9
US Equity [Member] | Large Cap [Member]
Retirement Plans [Line Items]
Total carrying value of plan assets	60.5	57.5
US Equity [Member] | Large Cap [Member] | Level 1 [Member]
Retirement Plans [Line Items]
Fair value of plan assets	60.5	57.5
US Equity [Member] | Mid Cap [Member]
Retirement Plans [Line Items]
Total carrying value of plan assets	7.2	7.7
US Equity [Member] | Mid Cap [Member] | Level 1 [Member]
Retirement Plans [Line Items]
Fair value of plan assets	7.2	7.7
US Equity [Member] | Small Cap [Member]
Retirement Plans [Line Items]
Total carrying value of plan assets	7.3	7.9
US Equity [Member] | Small Cap [Member] | Level 1 [Member]
Retirement Plans [Line Items]
Fair value of plan assets	7.3	7.9
Non-US Equity [Member]
Retirement Plans [Line Items]
Total carrying value of plan assets	27.8	30.2
Non-US Equity [Member] | Level 1 [Member]
Retirement Plans [Line Items]
Fair value of plan assets	27.8	26.2
Non-US Equity [Member] | Level 2 [Member]
Retirement Plans [Line Items]
Fair value of plan assets		4.0
US Bonds [Member] | Government [Member]
Retirement Plans [Line Items]
Total carrying value of plan assets	20.2	19.4
US Bonds [Member] | Government [Member] | Level 1 [Member]
Retirement Plans [Line Items]
Fair value of plan assets	20.2	19.4
US Bonds [Member] | Corporate [Member]
Retirement Plans [Line Items]
Total carrying value of plan assets	9.7	8.8
US Bonds [Member] | Corporate [Member] | Level 1 [Member]
Retirement Plans [Line Items]
Fair value of plan assets	9.7	8.8
US Bonds [Member] | Aggregate [Member]
Retirement Plans [Line Items]
Total carrying value of plan assets	16.3	16.9
US Bonds [Member] | Aggregate [Member] | Level 1 [Member]
Retirement Plans [Line Items]
Fair value of plan assets	16.3	16.9
Non-US Bond [Member] | Government [Member]
Retirement Plans [Line Items]
Total carrying value of plan assets	4.5	8.0
Non-US Bond [Member] | Government [Member] | Level 1 [Member]
Retirement Plans [Line Items]
Fair value of plan assets	4.5	5.0
Non-US Bond [Member] | Government [Member] | Level 2 [Member]
Retirement Plans [Line Items]
Fair value of plan assets		3.0
Non-US Bond [Member] | Corporate [Member]
Retirement Plans [Line Items]
Total carrying value of plan assets	46.4	39.3
Non-US Bond [Member] | Corporate [Member] | Level 1 [Member]
Retirement Plans [Line Items]
Fair value of plan assets	46.4	39.3
Insurance Contracts [Member]
Retirement Plans [Line Items]
Total carrying value of plan assets	18.0	20.9
Insurance Contracts [Member] | Level 2 [Member]
Retirement Plans [Line Items]
Fair value of plan assets	18.0	20.9
Cash Or Cash Equivalents [Member]
Retirement Plans [Line Items]
Total carrying value of plan assets	6.5	8.0
Cash Or Cash Equivalents [Member] | Level 1 [Member]
Retirement Plans [Line Items]
Fair value of plan assets	$ 6.5	$ 8.0